Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Voting Power	50.00%
Cash and cash equivalents balances	$ 2,467,638	$ 598,933
Cash depositer	$ 68,500			¥ 500,000
Estimated useful life for land	50 years			50 years
Estimated useful lives	10 years			10 years
Impairment of long-lived assets
Related party transactions rate	10.00%
Credit term	120 days
Reportable operating segment.	1
Advertising costs	$ 140,115	21,872	$ 39,461
Employee benefit expenses	45,650	31,602	$ 73,774
Capitalized Deferred Offering Costs	1,482,558	960,241
Statutory reserves	$ 361,083	$ 200,229
VAT rates	13.00%
Statutory Reserves [Member]
Summary of Significant Accounting Policies [Line Items]
Annual appropriations tax profit	10.00%
Balance Sheet Accounts [Member] | China, Yuan Renminbi
Summary of Significant Accounting Policies [Line Items]
Exchange rate	7.2993	7.0999		7.2993
Balance Sheet Accounts [Member] | United States of America, Dollars
Summary of Significant Accounting Policies [Line Items]
Exchange rate	1	1		1
Statements of Operations [Member] | China, Yuan Renminbi
Summary of Significant Accounting Policies [Line Items]
Exchange rate	7.1957	7.0809		7.1957
Statements of Operations [Member] | United States of America, Dollars
Summary of Significant Accounting Policies [Line Items]
Exchange rate	1	1		1
PRC [Member]
Summary of Significant Accounting Policies [Line Items]
Annual appropriations tax profit	50.00%
Aggregate amounts of cash deposited	$ 2,467,638	$ 598,776
PRC [Member] | Statutory Reserves [Member]
Summary of Significant Accounting Policies [Line Items]
Annual appropriations tax profit	50.00%